SUPPLEMENT DATED JULY 21, 2014
to

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014
FOR SUN EXECUTIVE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
(FORMERLY KNOWN AS SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))
DELAWARE LIFE VARIABLE ACCOUNT I
(FORMERLY KNOWN AS SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I)

1.
Effective immediately, the name of the company that issued your Policy has changed from Sun Life Assurance Company of Canada (U.S.) to Delaware Life Insurance Company. The name of the separate account supporting your Policy has been also changed, from Sun Life of Canada (U.S.) Variable Account I to Delaware Life Variable Account I.

As a result of the name changes, all references throughout the Statement of Additional Information to Sun Life Assurance Company of Canada (U.S.) are hereby deleted and replaced by Delaware Life Insurance Company, and all references to Sun Life (U.S.) and Sun Life of Canada (U.S.) are hereby deleted and replaced by Delaware Life.

2.	The section in the Statement of Additional Information entitled “THE COMPANY AND THE VARIABLE ACCOUNT” is hereby deleted and replaced with the following:

THE COMPANY AND THE VARIABLE ACCOUNT

Delaware Life Holdings, LLC, a limited liability company incorporated under the laws of the State of Delaware on December 12, 2012, is the parent of Delaware Life. Delaware Life Holdings, LLC is ultimately controlled by Todd L. Boehly and Mark R. Walter. Messrs. Boehly and Walter ultimately control the Company through the following intervening companies:  Delaware Life Holdings, LLC, Delaware Life Holdings Parent, LLC, Delaware Life Holdings Parent II, LLC, Delaware Life Equity Investors, LLC, DLICM, LLC and DLICT, LLC. The nature of the business of Messrs. Boehly and Walter and these intervening companies is investing in companies engaged in the business of life insurance and annuities.

Delaware Life Insurance Company is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Delaware Life Variable Account I was established in accordance with Delaware law on December 1, 1998 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust.

3.	The brand name of the Sun Executive VUL Policy has been changed to Executive VUL.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Sun Exec US SAI 7/2014